Award Timing Disclosure	12 Months Ended
Mar. 31, 2026
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Practices on Timing of Equity Awards
Since fiscal 2025, the Compensation Committee (and, for Mr. Hart and the other NEOs, the board of directors) has used consistent grant timing during a scheduled open trading window (as defined under the Company’s insider trading policy) that is aligned with StepStone’s fiscal year (rather than on a calendar year basis). For fiscal 2026, the Compensation Committee granted the annual RSU awards on March 13, 2026, which was during a scheduled open trading window. During fiscal 2026, the Compensation Committee did not take into account any material nonpublic information when determining the timing and terms of equity incentive awards, and we did not time the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. During fiscal 2026, we did not grant stock options to the NEOs.

Award Timing Predetermined	true
MNPI Disclosure Timed for Compensation Value	false